Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding - Nukkleus Inc.[Member] - $ / shares	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Options Outstanding [Member] | Exercise Price 0.09 - 1.00 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Number Outstanding at September 30, 2022 (in Shares)		4,850,000
Weighted Average Remaining Contractual Life (Years)		3 years 7 days
Weighted Average Exercise Price		$ 0.29
Options Outstanding [Member] | Exercise Price 2.50 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Range of Exercise Price	$ 2.5	$ 2.5
Number Outstanding at September 30, 2022 (in Shares)	1,000,000	1,000,000
Weighted Average Remaining Contractual Life (Years)	3 years 2 months 19 days	3 years 11 months 19 days
Weighted Average Exercise Price	$ 2.5	$ 2.5
Options Outstanding [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Number Outstanding at September 30, 2022 (in Shares)	4,350,000	5,850,000
Weighted Average Remaining Contractual Life (Years)	3 years 5 months 8 days	3 years 2 months 4 days
Weighted Average Exercise Price	$ 0.67	$ 0.67
Options Outstanding [Member] | Minimum [Member] | Exercise Price 0.09 - 1.00 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Range of Exercise Price		0.09
Options Outstanding [Member] | Minimum [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Range of Exercise Price	0.09	0.09
Options Outstanding [Member] | Maximum [Member] | Exercise Price 0.09 - 1.00 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Range of Exercise Price		1
Options Outstanding [Member] | Maximum [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Range of Exercise Price	$ 2.5	$ 2.5
Options Exercisable [Member] | Exercise Price 0.09 - 1.00 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Number Exercisable at September 30, 2022 (in Shares)		1,050,000
Weighted Average Exercise Price		$ 0.1
Options Exercisable [Member] | Exercise Price 2.50 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Number Exercisable at September 30, 2022 (in Shares)	1,000,000	1,000,000
Weighted Average Exercise Price	$ 2.5	$ 2.5
Options Exercisable [Member] | Exercise Price 0.09 – 2.50 [Member]
Share Capital (Details) - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Number Exercisable at September 30, 2022 (in Shares)	2,150,000	2,050,000
Weighted Average Exercise Price	$ 1.23	$ 1.27